Subsequent Events - Additional Information (Detail) $ / shares in Units, ¥ in Thousands			1 Months Ended	12 Months Ended
	Mar. 19, 2020 USD ($) m²	Mar. 19, 2020 CNY (¥) m²	Jan. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Feb. 27, 2020 USD ($)	Feb. 13, 2020 USD ($)	Jan. 19, 2020 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)
Subsequent Event [Line Items]
Exercise price of stock options granted | $ / shares				$ 6.29	$ 6.22	$ 6.25
Subsequent Event
Subsequent Event [Line Items]
Aggregate stock options granted | shares			1,825,000
Exercise price of stock options granted | $ / shares			$ 9.41
Percentage of stock options granted			10000.00%
Subsequent Event | Guangdong Province
Subsequent Event [Line Items]
Area of land | m²	33,763	33,763
Total consideration of land parcel	$ 101,070,000	¥ 705,480
Land use right assignment contract	Mar. 31, 2020	Mar. 31, 2020
Subsequent Event | Ying Chi Kwok
Subsequent Event [Line Items]
Aggregate stock options granted | shares			900,000
Subsequent Event | Yu Zhang
Subsequent Event [Line Items]
Aggregate stock options granted | shares			200,000
Subsequent Event | Share-based Compensation Award, Tranche One
Subsequent Event [Line Items]
Vesting date of options			Jan. 22, 2020
Expiration date of options			Dec. 31, 2020
Subsequent Event | Share-based Compensation Award, Tranche Two
Subsequent Event [Line Items]
Vesting date of options			Jan. 22, 2021
Expiration date of options			Dec. 31, 2021
Subsequent Event | Share-based Compensation Award, Tranche Three
Subsequent Event [Line Items]
Vesting date of options			Jan. 22, 2022
Expiration date of options			Dec. 31, 2022
Subsequent Event | Share Based Compensation Award Tranche Four
Subsequent Event [Line Items]
Vesting date of options			Jan. 22, 2023
Expiration date of options			Dec. 31, 2023
Subsequent Event | Share Based Compensation Award Tranche Five
Subsequent Event [Line Items]
Vesting date of options			Jan. 22, 2024
Expiration date of options			Dec. 31, 2024
Bank of China | Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen) | Nam Tai Inno Park
Subsequent Event [Line Items]
Line of credit, current											$ 73,050,000
Line of credit, maximum borrowing capacity				$ 143,000,000							$ 143,000,000
Bank of China | Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen) | Nam Tai Inno Park | Subsequent Event
Subsequent Event [Line Items]
Line of credit, current									$ 3,060,000
Shenzhen Rural Commercial Bank | Nam Tai Investment (Shenzhen) Co., Ltd. | Nam Tai Technology Center
Subsequent Event [Line Items]
Line of credit, current										$ 12,030,000
Line of credit, maximum borrowing capacity										$ 143,000,000
Shenzhen Rural Commercial Bank | Nam Tai Investment (Shenzhen) Co., Ltd. | Nam Tai Technology Center | Subsequent Event
Subsequent Event [Line Items]
Line of credit, current							$ 7,540,000		$ 9,080,000
Xiamen International Bank | Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen) | Subsequent Event
Subsequent Event [Line Items]
Line of credit, current								$ 15,760,000
Line of credit, maximum borrowing capacity			$ 15,760,000
Debt instrument, interest rate			7.40%